Abbey Capital Multi Asset Fund
Consolidated Schedule of Investments
as of May 31, 2024 (Unaudited)

SHORT-TERM INVESTMENTS - 76.7%
U.S. Treasury Bills - 76.7%	Par
5.26%, 06/06/2024(a)	1,239,000	$1,238,460
5.19%, 06/13/2024(a)	7,366,000	7,355,238
5.15%, 06/27/2024(a)	9,462,000	9,428,855
5.14%, 07/05/2024(a)	1,750,000	1,741,818
5.12%, 07/11/2024(a)	7,838,000	7,794,430
5.12%, 07/18/2024(a)	11,635,000	11,558,718
5.09%, 07/25/2024(a)	26,769,000	26,565,277
5.14%, 08/01/2024(a)	10,050,000	9,963,405
5.17%, 08/08/2024(a)	32,311,000	32,000,081
5.21%, 08/15/2024(a)	12,886,000	12,749,092
5.22%, 08/22/2024(a)	56,021,000	55,368,563
5.19%, 08/29/2024(a)	18,153,000	17,922,903
5.24%, 09/05/2024(a)	48,129,000	47,473,630
5.25%, 09/12/2024(a)	31,111,000	30,656,252
5.21%, 09/19/2024(a)	27,612,000	27,178,816
5.22%, 09/26/2024(a)	32,955,000	32,405,475
5.22%, 10/03/2024(a)	27,839,000	27,349,358
5.25%, 10/10/2024(a)	61,774,000	60,620,915
5.27%, 10/17/2024(a)	116,469,000	114,178,611
5.28%, 10/24/2024(a)	36,453,000	35,701,310
5.26%, 10/31/2024(a)	33,019,000	32,305,721
5.26%, 11/07/2024(a)	50,575,000	49,436,784
5.26%, 11/14/2024(a)	43,489,000	42,465,167
5.28%, 11/21/2024(a)	41,401,000	40,387,310
5.26%, 11/29/2024(a)	15,157,000	14,768,750
TOTAL SHORT-TERM INVESTMENTS (Cost $748,614,388)		748,614,939

TOTAL INVESTMENTS - 76.7% (Cost $748,614,388)		$748,614,939
Money Market Deposit Account - 4.0%(b)		38,969,028
Other Assets in Excess of Liabilities - 19.3%		188,504,807
TOTAL NET ASSETS - 100.0%		$976,088,774

Percentages are stated as a percent of net assets.

(a)	The rate shown is the effective yield as of May 31, 2024.
(b)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of May 31, 2024 was 5.17%.

Abbey Capital Multi Asset Fund
Consolidated Schedule of Futures Contracts
as of May 31, 2024 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional	Value / Unrealized Appreciation (Depreciation)
Arabica Coffee	64	07/19/2024	$5,336,400	$197,944
Arabica Coffee	78	09/18/2024	6,471,562	98,944
Arabica Coffee	21	12/18/2024	1,730,925	(38,700)
ASX SPI 200 Index	258	06/20/2024	33,126,110	(186,948)
AUD/USD Cross Currency Rate	20	06/17/2024	1,329,300	(4,530)
Brent Crude Oil	2	06/28/2024	162,220	170
Brent Crude Oil	66	06/28/2024	5,353,260	(62,550)
Brent Crude Oil	12	07/31/2024	970,440	(22,430)
Brent Crude Oil	3	08/30/2024	241,590	(2,050)
Brent Crude Oil	1	10/31/2024	79,790	(2,550)
British Pound/US Dollar Cross Currency Rate	227	06/17/2024	18,063,525	(3,994)
CAC40 10 Euro Index	275	06/21/2024	23,853,106	(559,551)
Canadian Canola Oil	5	07/12/2024	48,498	398
Canadian Dollar/US Dollar Cross Currency Rate	148	06/18/2024	10,861,720	7,590
Class III Milk	1	07/02/2024	38,760	(3,520)
Class III Milk	11	07/30/2024	446,380	8,900
Consumer Discretionary Select Sector Index	2	06/21/2024	355,960	(9,150)
Copper	124	07/29/2024	14,266,200	185,753
Copper	12	09/26/2024	1,383,150	20,063
Corn No. 2 Yellow	2	07/12/2024	44,625	(1,850)
Crude Oil	114	06/20/2024	8,776,860	(110,397)
Crude Oil	7	07/22/2024	537,110	(14,220)
Crude Oil	51	08/20/2024	3,896,400	7,600
Crude Oil	2	09/20/2024	151,980	270
Crude Palm Oil	2	07/15/2024	43,297	797
Crude Palm Oil	28	08/15/2024	606,161	15,785
Crude Palm Oil	4	09/13/2024	86,446	669
Crude Palm Oil	3	10/15/2024	64,691	1,052
DAX Index	2	06/21/2024	201,070	3,309
Dollar Index	218	06/17/2024	22,808,686	(23,492)
Dow Jones Industrial Average Index	173	06/21/2024	33,554,215	(759,766)
Dow Jones U.S. Micro-Cap Total Stock Index	2	06/21/2024	38,791	(400)
E-mini Consumer Staples Select Sector	5	06/21/2024	389,900	2,960
E-mini Energy Select Sector	1	06/21/2024	97,640	(1,210)
E-mini Materials Sector	5	06/21/2024	486,300	3,360
Emini S&P 500 ESG Index	1	06/21/2024	235,710	950
Euro STOXX 50 Dividend Index	5	12/19/2025	88,974	1,801
EURO STOXX 50 Index	3	06/21/2024	146,188	2,810
Euro STOXX 50 Quanto Index	570	06/21/2024	30,824,852	(217,416)
Euro STOXX Banks Index	345	06/21/2024	2,748,598	335,512
Euro/Japanese Yen Cross Currency Rate	131	06/17/2024	17,726,004	806,175
Euro/US Dollar Cross Currency Rate	39	06/17/2024	5,289,375	(12,706)
Euro-BTP Italian Government Bonds	117	06/06/2024	14,804,952	(230,529)
Euro-BTP Italian Government Bonds	10	09/06/2024	1,261,040	43
Eurpoean Rapeseed	44	07/31/2024	1,163,712	39,238
Eurpoean Rapeseed	8	10/31/2024	215,056	11,407
Feeder Cattle	10	08/29/2024	1,282,000	(27,013)
Feeder Cattle	1	09/26/2024	129,062	(1,238)
Financial Select Sector Index	4	06/21/2024	513,800	10,388
Frozen Concentrated Orange Juice	2	07/11/2024	131,160	14,025
FTSE 100 Index	976	06/21/2024	103,049,721	1,502,186
FTSE Bursa Malaysia KLCI Index	33	06/28/2024	561,918	(1,907)
FTSE China A50 Index	125	06/27/2024	1,545,250	(26,469)
FTSE MIB Index	13	06/21/2024	487,673	15,341
FTSE/JSE Top 40 Index	44	06/20/2024	1,657,454	(70,687)
FTSE/MIB Index	42	06/21/2024	7,877,791	241,764
German Stock Index	151	06/21/2024	75,903,870	86,451
Gold	196	08/28/2024	45,977,680	(876,415)
Gold	11	12/27/2024	2,630,870	(39,820)
Hang Seng China Enterprises Index	17	06/27/2024	138,167	(5,221)
Hang Seng China Enterprises Index	93	06/27/2024	3,779,270	(169,371)
Hang Seng Index	227	06/27/2024	26,137,045	(989,523)
Hang Seng Index	37	06/27/2024	852,045	(26,632)
Hang Seng TECH Index	2	06/27/2024	47,299	(1,624)
Hard Red Winter Wheat	19	07/12/2024	673,312	19,263
Hard Red Winter Wheat	17	09/13/2024	614,762	24,000
IBEX 35 Composite Index	4	06/21/2024	49,143	(193)
IBEX 35 Index	28	06/21/2024	3,440,043	5,444
ICE European Climate Exchange Emissions	6	12/16/2024	482,411	(2,528)
ICE European Climate Exchange Emissions	6	12/15/2025	502,789	23,611
Industrial Select Sector Index	3	06/21/2024	373,920	(2,550)
JPNK400 Index	1	06/13/2024	16,059	86
Lean Hogs	36	08/14/2024	1,389,600	(45,990)
Lean Hogs	4	10/14/2024	132,640	(360)
Live Cattle	48	08/30/2024	3,426,240	(40,960)
Live Cattle	40	10/31/2024	2,892,800	(47,380)
Live Cattle	18	12/31/2024	1,329,480	(18,700)
Live Cattle	8	02/28/2025	600,240	(9,590)
London Cocoa	4	07/16/2024	379,418	(4,358)
London Cocoa	10	09/13/2024	880,502	68,172
London Cocoa	5	12/12/2024	392,021	30,760
London Metals - Aluminum	1,945	06/17/2024	127,452,933	11,915,811
London Metals - Aluminum	558	09/16/2024	37,176,331	876,387
London Metals - Copper	606	06/17/2024	150,672,507	12,925,417
London Metals - Copper	217	09/16/2024	54,623,783	(1,696,778)
London Metals - Lead	278	06/17/2024	15,483,836	708,141
London Metals - Lead	58	09/16/2024	3,308,987	22,634
London Metals - Nickel	73	06/17/2024	8,551,950	561,381
London Metals - Nickel	19	09/16/2024	2,253,372	(50,317)
London Metals - Tin	1	09/16/2024	165,560	5,906
London Metals - Zinc	311	06/17/2024	22,775,152	2,548,411
London Metals - Zinc	146	09/16/2024	10,868,058	(101,717)
Low Sulphur Gas Oil	25	07/11/2024	1,836,250	(14,525)
Low Sulphur Gas Oil	2	08/12/2024	147,500	(5,250)
Maize	7	08/05/2024	85,542	(81)
Mexican Peso/US Dollar Cross Currency Rate	395	06/17/2024	11,609,050	(105,495)
Mexican Stock Exchange Price & Quotation Index	3	06/21/2024	98,253	(4,364)
Micro Gold	14	08/28/2024	328,412	(4,867)
Milling Wheat No. 2	56	09/10/2024	787,635	24,753
Milling Wheat No. 2	40	12/10/2024	574,532	11,610
MSCI China A 50 Index	3	06/21/2024	146,565	(3,390)
MSCI EAFE Index	66	06/21/2024	7,821,660	121,675
MSCI Emerging Markets Index	197	06/21/2024	10,406,525	(85,870)
MSCI Singapore Index	130	06/27/2024	2,971,951	(30,840)
Nasdaq 100 Index	180	06/21/2024	66,927,600	616,735
NASDAQ 100 Micro Index	1	06/21/2024	37,182	1,656
Natural Gas	3	06/25/2024	19,402	(2,335)
Natural Gas	2	06/26/2024	51,740	(4,560)
Natural Gas	2	07/29/2024	53,240	(4,800)
Natural Gas	1	09/26/2024	27,440	(1,830)
Nifty 50 Index	256	06/27/2024	11,616,256	(194,238)
Nikkei 225 Index	13	06/13/2024	2,511,600	(62,475)
Nikkei 225 Index	104	06/13/2024	2,545,360	(65,023)
Nikkei 225 Index	127	06/13/2024	15,529,266	(376,950)
Nikkei 225 Index	25	06/13/2024	3,070,852	(83,013)
Nikkei 225 Index	46	06/13/2024	11,258,322	(195,276)
NYSE FANG+ Index	1	06/21/2024	51,767	394
Oats	3	07/12/2024	58,125	800
OMXS30 ESG Index	1	06/20/2024	24,007	(134)
OMXS30 Index	605	06/20/2024	15,001,473	(165,044)
Palladium	1	09/26/2024	91,290	(8,060)
Platinum	57	07/29/2024	2,969,700	15,635
Platinum	7	04/24/2025	115,439	8,753
Red Spring Wheat	8	07/12/2024	295,900	(1,013)
Reformulated Gasoline Blendstock	24	06/28/2024	2,436,739	(151,641)
Reformulated Gasoline Blendstock	5	07/31/2024	503,811	(18,480)
Robusta Coffee	15	07/25/2024	618,000	28,000
Robusta Coffee	40	09/24/2024	1,594,800	(41,500)
Rough Rice	10	07/12/2024	353,400	(36,580)
Russell 2000 Index	2	06/21/2024	20,758	458
Russell 2000 Index	110	06/21/2024	11,416,900	(35,640)
S&P 500 Index	2,027	06/21/2024	536,698,925	6,215,550
S&P 500 Index	3	06/21/2024	79,432	1,976
S&P Mid Cap 400 Index	18	06/21/2024	5,385,420	(8,550)
S&P/Toronto Stock Exchange 60 Index	65	06/20/2024	12,727,686	80,357
SGX FTSE Taiwan Index	183	06/27/2024	13,157,700	(416,346)
SGX Technically Specified Rubber 20	5	06/28/2024	44,725	4,145
SGX TSI Iron Ore	151	06/28/2024	1,743,295	(24,245)
SGX TSI Iron Ore	54	07/31/2024	623,592	(28,623)
Silver	160	07/29/2024	24,352,000	1,057,558
Silver	5	09/26/2024	769,175	73,590
Soybean Meal	20	07/12/2024	729,400	(22,130)
Soybean Meal	7	12/13/2024	251,580	(9,990)
STOXX 600 Bank Spread Index	13	06/21/2024	143,595	17,762
STOXX 600 Utilities Index	7	06/21/2024	144,539	(4,769)
STOXX Euro ESG-X Index	5	06/21/2024	104,436	2,691
STOXX Europe 600 Index	5	06/21/2024	103,025	2,148
STOXX Europe 600 Index	168	06/21/2024	4,725,809	107,793
Swiss Franc/US Dollar Cross Currency Rate	35	06/17/2024	4,854,281	9,356
Swiss Government Bonds	1	06/06/2024	161,822	(3,347)
Tokyo Price Index	46	06/13/2024	810,810	16,778
TOPIX Index	98	06/13/2024	17,273,774	269,132
U.S. Treasury 10 Year Notes	197	09/19/2024	21,432,984	(38,727)
U.S. Treasury 5 Year Note	362	09/30/2024	38,298,469	28,687
US Cocoa	3	07/16/2024	279,930	(14,520)
US Cocoa	10	09/13/2024	858,600	80,370
US Cocoa	8	12/13/2024	617,040	44,080
US Dollar/Chinese Renminbi Cross Currency Rate	1	06/17/2024	99,891	268
US Dollar/Chinese Renminbi Cross Currency Rate	1	06/17/2024	99,825	403
Utilities Select Sector Index	5	06/21/2024	367,200	8,860
Wheat	237	07/12/2024	8,040,225	183,217
Wheat	31	09/13/2024	1,084,225	18,925
Wheat	69	12/13/2024	2,496,075	(41,738)
White Maize	7	07/24/2024	197,573	12,903
WTI Light Sweet Crude Oil	1	08/19/2024	76,400	(50)
Yellow Maize	1	07/24/2024	22,028	(1,001)
				$33,583,487
				–
Description	Contracts Sold	Expiration Date	Notional	Value / Unrealized Appreciation (Depreciation)
1 Month Secured Overnight Financing Rate	(17)	10/31/2024	$6,717,308	$4,230
10 Year Japanese Government Bonds	(177)	06/12/2024	16,091,114	108,022
10 Year U.S. Ultra Treasury Notes	(71)	09/19/2024	7,954,219	28,086
3 Month Canadian Overnight Repo Rate Average	(25)	12/17/2024	4,377,224	(1,256)
3 Month Canadian Overnight Repo Rate Average	(22)	03/18/2025	3,859,826	1,293
3 Month Canadian Overnight Repo Rate Average	(17)	06/17/2025	2,988,050	624
3 Month Canadian Overnight Repo Rate Average	(13)	09/16/2025	2,288,914	(193)
3 Month Canadian Overnight Repo Rate Average	(10)	12/16/2025	1,763,638	(862)
3 Month Canadian Overnight Repo Rate Average	(4)	03/17/2026	706,482	(981)
3 Month Euribor	(68)	09/16/2024	17,787,266	35,698
3 Month Euribor	(46)	12/16/2024	12,053,775	33,569
3 Month Euribor	(671)	03/17/2025	176,100,915	494,862
3 Month Euribor	(424)	06/16/2025	111,432,152	334,913
3 Month Euribor	(238)	09/15/2025	62,629,880	192,502
3 Month Euribor	(22)	12/15/2025	5,795,284	6,754
3 Month Euribor	(97)	03/16/2026	25,571,670	10,037
3 Month Euribor	(30)	06/15/2026	7,913,647	1,980
3 Month Euribor	(30)	09/14/2026	7,916,902	1,478
3 Month Euribor	(149)	03/15/2027	39,346,884	(8,463)
30 Day Federal Funds Rate	(1)	02/28/2025	396,302	1,792
3-Month Secured Overnight Financing Rate	(65)	12/17/2024	15,408,250	27,863
3-Month Secured Overnight Financing Rate	(743)	03/18/2025	176,518,225	418,925
3-Month Secured Overnight Financing Rate	(805)	06/17/2025	191,680,562	494,996
3-Month Secured Overnight Financing Rate	(833)	09/16/2025	198,774,625	217,688
3-Month Secured Overnight Financing Rate	(499)	12/16/2025	119,304,662	220,363
3-Month Secured Overnight Financing Rate	(276)	03/17/2026	66,091,650	149,188
3-Month Secured Overnight Financing Rate	(26)	06/16/2026	6,233,175	4,163
3-Month Secured Overnight Financing Rate	(26)	09/15/2026	6,238,050	(494)
3-Month Secured Overnight Financing Rate	(24)	12/15/2026	5,761,200	(1,463)
3-Month Secured Overnight Financing Rate	(274)	03/16/2027	65,797,675	61,525
AUD/USD Cross Currency Rate	(204)	06/17/2024	13,558,860	(81,180)
Austrailian Government 10 Year Bonds	(640)	06/17/2024	47,973,126	231,967
Austrailian Government 3 Year Bonds	(1,176)	06/17/2024	82,514,737	317,605
Australian 90 Day Bank Bills	(27)	09/12/2024	17,771,187	353
Australian 90 Day Bank Bills	(671)	12/12/2024	441,646,908	(24,090)
Australian 90 Day Bank Bills	(39)	03/13/2025	25,673,876	14,772
Australian 90 Day Bank Bills	(26)	06/12/2025	17,119,676	5,755
Australian 90 Day Bank Bills	(18)	09/11/2025	11,854,398	3,490
Australian 90 Day Bank Bills	(16)	12/11/2025	10,539,043	1,898
Australian 90 Day Bank Bills	(9)	03/12/2026	5,928,791	1,754
Brent Crude Oil	(17)	06/28/2024	1,378,870	8,530
CAC40 10 Euro Index	(117)	06/21/2024	10,148,413	17,540
Canadian 10 Year Government Bonds	(265)	09/18/2024	23,113,981	31,043
Canadian 5 Year Bonds	(47)	09/18/2024	3,799,450	(4,725)
Canadian Canola Oil	(26)	11/14/2024	260,658	(2,666)
Canadian Dollar/US Dollar Cross Currency Rate	(723)	06/18/2024	53,060,970	(108,257)
Copper	(17)	07/29/2024	1,955,850	10,513
Corn No. 2 Yellow	(562)	07/12/2024	12,539,625	23,870
Corn No. 2 Yellow	(65)	09/13/2024	1,475,500	51,375
Corn No. 2 Yellow	(427)	12/13/2024	9,970,450	354,938
Cotton No.2	(26)	07/09/2024	989,950	30,055
Cotton No.2	(185)	12/06/2024	6,947,675	105,795
Crude Oil	(87)	06/20/2024	6,698,130	88,300
Crude Oil	(4)	07/22/2024	306,920	3,170
Crude Oil	(4)	11/20/2024	300,680	3,010
Crude Soybean Oil	(147)	07/12/2024	4,014,864	30,156
Crude Soybean Oil	(64)	12/13/2024	1,768,704	12,900
Crude Soybean Oil	(8)	01/14/2025	221,712	(1,386)
Dow Jones Industrial Average Index	(119)	06/21/2024	23,080,645	(275,735)
Euro BUXL 30 Year Bonds	(47)	06/06/2024	6,447,061	116,534
Euro BUXL 30 Year Bonds	(20)	09/06/2024	2,778,151	(25,889)
Euro Half Dollars	(1)	06/17/2024	67,812	(919)
Euro STOXX 50 Quanto Index	(191)	06/21/2024	10,329,029	22,623
Euro/Pound Sterling Cross Currency Rate	(1)	06/17/2024	135,739	(64)
Euro/US Dollar Cross Currency Rate	(916)	06/17/2024	124,232,500	(548,114)
Euro/US Dollar Cross Currency Rate	(6)	06/17/2024	81,375	(43)
Euro-BOBL	(564)	06/06/2024	70,951,325	601,318
Euro-BOBL	(490)	09/06/2024	61,349,689	(72,958)
Euro-Bund	(239)	06/06/2024	33,541,221	280,701
Euro-Bund	(217)	09/06/2024	30,604,436	(45,387)
Euro-Schatz	(1,697)	06/06/2024	193,274,457	708,822
Euro-Schatz	(805)	09/06/2024	91,923,135	(33,588)
French Government Bonds	(86)	06/06/2024	11,639,982	74,185
French Government Bonds	(28)	09/06/2024	3,776,697	(10,709)
FTSE 100 Index	(49)	06/21/2024	5,173,603	(23,440)
FTSE China A50 Index	(388)	06/27/2024	4,796,456	42,284
FTSE/JSE Top 40 Index	(1)	06/20/2024	37,669	91
German Stock Index	(12)	06/21/2024	6,032,096	21,647
Gold	(9)	08/28/2024	2,111,220	13,280
Hang Seng Index	(14)	06/27/2024	1,611,976	27,812
Hard Red Winter Wheat	(14)	07/12/2024	496,125	(52,100)
ICE 3 Month SONIA Rate	(11)	12/17/2024	3,328,258	(510)
ICE 3 Month SONIA Rate	(417)	03/18/2025	126,403,690	114,284
ICE 3 Month SONIA Rate	(4)	06/17/2025	1,214,608	(557)
ICE 3 Month SONIA Rate	(54)	09/16/2025	16,425,591	2,580
ICE 3 Month SONIA Rate	(133)	12/16/2025	40,521,293	33,497
ICE 3 Month SONIA Rate	(108)	03/17/2026	32,952,675	2,198
ICE 3 Month SONIA Rate	(8)	06/16/2026	2,443,742	(1,274)
ICE 3 Month SONIA Rate	(8)	09/15/2026	2,446,036	(1,099)
ICE 3 Month SONIA Rate	(7)	12/15/2026	2,141,842	(1,338)
ICE 3 Month SONIA Rate	(5)	03/16/2027	1,530,763	(1,402)
ICE European Climate Exchange Emissions	(16)	12/16/2024	1,286,430	(125,746)
Indian Rupee/US Dollar Cross Currency Rate	(1)	06/26/2024	59,900	53
Indian Rupee/US Dollar Cross Currency Rate	(1)	06/26/2024	23,952	96
Japanese 10 Year Government Bonds	(121)	06/13/2024	110,016,787	626,649
Japanese Yen/US Dollar Cross Currency Rate	(907)	06/17/2024	72,259,556	2,881,488
Lean Hogs	(41)	07/15/2024	1,592,850	35,180
Lean Hogs	(13)	08/14/2024	501,800	(830)
Light Sweet Crude Oil	(5)	06/18/2024	192,475	2,363
London Cocoa	(1)	07/16/2024	94,855	(956)
London Cocoa	(1)	09/13/2024	88,050	841
London Metals - Aluminum	(1,945)	06/17/2024	127,452,932	(11,963,735)
London Metals - Aluminum	(412)	09/16/2024	27,449,191	(198,491)
London Metals - Copper	(606)	06/17/2024	150,672,507	(11,530,365)
London Metals - Copper	(156)	09/16/2024	39,268,710	1,444,435
London Metals - Lead	(278)	06/17/2024	15,483,835	(1,292,883)
London Metals - Lead	(6)	09/16/2024	342,309	(2,894)
London Metals - Nickel	(73)	06/17/2024	8,551,950	(1,111,242)
London Metals - Nickel	(6)	09/16/2024	711,591	(27,091)
London Metals - Zinc	(311)	06/17/2024	22,775,152	(3,020,145)
Long Gilt	(476)	09/26/2024	58,421,876	194,322
Low Sulphur Gas Oil	(54)	07/11/2024	3,966,300	37,750
Low Sulphur Gas Oil	(8)	08/12/2024	590,000	14,800
Low Sulphur Gas Oil	(9)	09/12/2024	666,450	12,825
Low Sulphur Gas Oil	(9)	10/10/2024	668,925	10,725
Lumber	(3)	07/15/2024	41,869	2,021
Milling Wheat No. 2	(3)	09/10/2024	42,195	(2,604)
Milling Wheat No. 2	(4)	03/10/2025	57,779	(8,477)
Nasdaq 100 Index	(4)	06/21/2024	1,487,280	(16,300)
Natural Gas	(71)	06/26/2024	1,836,770	27,807
Natural Gas	(20)	06/27/2024	552,547	(42,874)
Natural Gas	(92)	07/29/2024	2,449,040	47,990
Natural Gas	(2)	08/28/2024	53,020	4,370
New Zealand Dollar/US Dollar Cross Currency Rate	(203)	06/17/2024	12,462,170	(391,110)
Nikkei 225 Index	(16)	06/13/2024	1,956,443	(8,759)
NY Harbor ULSD	(277)	06/28/2024	27,737,783	854,259
NY Harbor ULSD	(8)	07/31/2024	807,610	26,162
NY Harbor ULSD	(9)	08/30/2024	915,516	29,736
NY Harbor ULSD	(9)	09/30/2024	920,354	35,041
NY Harbor ULSD	(5)	11/29/2024	512,883	20,265
Palladium	(12)	09/26/2024	1,095,480	109,920
Phelix DE Base Yearly	(1)	12/27/2024	926,643	(170,995)
Phelix DE Baseload Quarterly	(1)	06/26/2024	200,862	(37,949)
Reformulated Gasoline Blendstock	(151)	06/28/2024	15,331,151	492,202
Reformulated Gasoline Blendstock	(2)	09/30/2024	183,893	6,691
Russell 2000 Index	(22)	06/21/2024	2,283,380	(28,205)
S&P Real Estate Select Sector Stock Index	(1)	06/21/2024	46,475	(1,625)
SET50 Index	(184)	06/27/2024	825,724	10,929
SGX TSI Iron Ore	(2)	07/31/2024	23,096	79
Short-term Euro-BTP	(250)	06/06/2024	28,523,144	64,278
Short-term Euro-BTP	(123)	09/06/2024	14,010,699	(3,157)
Soybean Meal	(21)	07/12/2024	765,870	4,160
Soybeans	(251)	07/12/2024	15,122,750	(195,734)
Soybeans	(135)	11/14/2024	7,995,375	(66,563)
Soybeans	(30)	01/14/2025	1,796,250	(20,000)
Sugar #11	(383)	06/28/2024	7,849,968	416,683
Sugar #11	(343)	09/30/2024	7,026,286	313,622
Sugar #11	(16)	02/28/2025	332,595	35,997
Sugar #11	(8)	04/30/2025	162,982	11,939
Swiss Franc/US Dollar Cross Currency Rate	(412)	06/17/2024	57,141,825	(536,194)
Two Year Canadian Government Bonds	(65)	09/18/2024	4,917,385	(5,459)
U.S. Treasury 10 Year Notes	(977)	09/19/2024	106,294,547	3,406
U.S. Treasury 2 Year Notes	(1,604)	09/30/2024	326,739,814	(116,005)
U.S. Treasury 5 Year Note	(1,299)	09/30/2024	137,430,141	16,703
U.S. Treasury Long Bonds	(259)	09/19/2024	30,060,187	16,630
U.S. Treasury Ultra Bonds	(70)	09/19/2024	8,570,625	76,234
UK Natural Gas	(25)	06/27/2024	808,102	(44,064)
US 3 Year Notes	(7)	09/30/2024	1,449,437	(117)
Wheat	(8)	07/12/2024	271,400	(16,950)
White Sugar	(34)	07/16/2024	920,890	37,925
White Sugar	(3)	09/13/2024	77,805	5,825
WTI Light Sweet Crude Oil	(7)	06/18/2024	538,930	6,430
WTI Light Sweet Crude Oil	(1)	09/19/2024	75,990	(50)
				$(18,118,684)
Total Unrealized Appreciation (Depreciation)				$15,464,803

Abbey Capital Multi Asset Fund
Schedule of Forward Currency Contracts
as of May 31, 2024 (Unaudited)

Settlement Date	Currency Purchased		Currency Sold		Counterparty	Unrealized Appreciation (Depreciation)

07/10/2024	AUD	21,600,000	CAD	19,603,555	SG Americas Securities LLC	$(6,267)
06/03/2024	AUD	718,226	GBP	375,000	SG Americas Securities LLC	62
06/03/2024	AUD	400,000	JPY	41,641,233	SG Americas Securities LLC	1,260
07/10/2024	AUD	6,600,000	JPY	682,422,630	SG Americas Securities LLC	30,009
06/04/2024	AUD	4,400,000	NZD	4,769,054	SG Americas Securities LLC	(3,672)
07/10/2024	AUD	23,200,000	NZD	25,153,626	SG Americas Securities LLC	(7,218)
06/03/2024	AUD	36,826,991	USD	24,351,065	SG Americas Securities LLC	153,843
06/04/2024	AUD	36,025,239	USD	23,896,982	SG Americas Securities LLC	75,119
06/20/2024	AUD	34,088,000	USD	22,584,046	SG Americas Securities LLC	109,957
06/20/2024	BRL	20,233,821	USD	3,950,000	SG Americas Securities LLC	(104,874)
06/03/2024	CAD	924,413	EUR	625,000	SG Americas Securities LLC	48
06/03/2024	CAD	600,000	JPY	68,628,717	SG Americas Securities LLC	3,660
07/10/2024	CAD	8,600,000	JPY	979,932,384	SG Americas Securities LLC	44,834
06/03/2024	CAD	7,293	USD	5,348	SG Americas Securities LLC	3
06/20/2024	CAD	12,270,924	USD	8,989,356	SG Americas Securities LLC	17,381
07/17/2024	CHF	2,759,083	EUR	2,800,000	SG Americas Securities LLC	29,830
06/03/2024	CHF	1,000,000	JPY	172,874,286	SG Americas Securities LLC	8,842
07/10/2024	CHF	5,000,000	JPY	864,420,800	SG Americas Securities LLC	36,068
06/03/2024	CHF	18,789,114	USD	20,769,895	SG Americas Securities LLC	59,498
06/20/2024	CHF	5,506,984	USD	6,095,941	SG Americas Securities LLC	21,242
07/10/2024	CHF	375,000	USD	415,289	SG Americas Securities LLC	2,250
06/10/2024	CLP	559,873,194	USD	600,000	SG Americas Securities LLC	9,750
06/13/2024	CLP	93,479,830	USD	100,000	SG Americas Securities LLC	1,802
06/21/2024	CLP	1,594,987,058	USD	1,750,000	SG Americas Securities LLC	(13,274)
06/03/2024	CNH	10,154,924	USD	1,400,119	SG Americas Securities LLC	(1,925)
06/20/2024	CNH	8,651,907	USD	1,200,000	SG Americas Securities LLC	(7,056)
06/06/2024	COP	1,956,138,000	USD	500,000	SG Americas Securities LLC	5,815
06/07/2024	COP	392,989,316	USD	100,000	SG Americas Securities LLC	1,601
06/14/2024	COP	391,493,316	USD	100,000	SG Americas Securities LLC	1,083
06/20/2024	COP	10,180,901,260	USD	2,600,000	SG Americas Securities LLC	25,748
06/24/2024	COP	383,241,666	USD	100,000	SG Americas Securities LLC	(1,232)
06/28/2024	COP	384,535,000	USD	100,000	SG Americas Securities LLC	(972)
06/20/2024	CZK	50,695,195	EUR	2,050,000	SG Americas Securities LLC	1,974
07/10/2024	EUR	3,500,000	AUD	5,724,924	SG Americas Securities LLC	(8,977)
06/03/2024	EUR	625,000	CAD	926,976	SG Americas Securities LLC	(1,928)
07/10/2024	EUR	9,625,000	CAD	14,285,650	SG Americas Securities LLC	(27,238)
07/10/2024	EUR	9,000,000	CHF	8,807,229	SG Americas Securities LLC	(22,839)
07/17/2024	EUR	17,950,000	CHF	17,719,416	SG Americas Securities LLC	(226,580)
06/20/2024	EUR	3,000,000	CZK	75,149,804	SG Americas Securities LLC	(45,160)
06/03/2024	EUR	1,000,000	GBP	851,712	SG Americas Securities LLC	(136)
06/04/2024	EUR	400,000	GBP	341,459	SG Americas Securities LLC	(1,027)
06/20/2024	EUR	33,700,000	JPY	5,544,201,496	SG Americas Securities LLC	1,234,672
07/10/2024	EUR	3,200,000	JPY	541,050,304	SG Americas Securities LLC	16,576
06/03/2024	EUR	500,000	NOK	5,708,211	SG Americas Securities LLC	(1,285)
06/04/2024	EUR	500,000	NOK	5,697,194	SG Americas Securities LLC	(228)
06/20/2024	EUR	20,650,000	NOK	241,748,892	SG Americas Securities LLC	(617,376)
07/10/2024	EUR	5,000,000	NOK	57,101,461	SG Americas Securities LLC	(10,453)
06/04/2024	EUR	200,000	PLN	854,955	SG Americas Securities LLC	28
06/03/2024	EUR	750,000	SEK	8,625,777	SG Americas Securities LLC	(5,875)
06/04/2024	EUR	750,000	SEK	8,569,325	SG Americas Securities LLC	(518)
06/20/2024	EUR	11,000,000	SEK	128,248,419	SG Americas Securities LLC	(252,586)
07/10/2024	EUR	6,375,000	SEK	73,275,930	SG Americas Securities LLC	(47,123)
06/03/2024	EUR	38,805,167	USD	41,993,733	SG Americas Securities LLC	116,550
06/04/2024	EUR	618,127	USD	671,697	SG Americas Securities LLC	(897)
06/20/2024	EUR	6,949,000	USD	7,498,949	SG Americas Securities LLC	47,757
07/10/2024	EUR	4,250,000	USD	4,604,352	SG Americas Securities LLC	15,623
06/03/2024	GBP	375,000	AUD	719,978	SG Americas Securities LLC	(1,228)
07/10/2024	GBP	6,250,000	AUD	11,998,189	SG Americas Securities LLC	(26,913)
07/10/2024	GBP	1,875,000	CHF	2,153,753	SG Americas Securities LLC	(8,366)
06/03/2024	GBP	850,805	EUR	1,000,000	SG Americas Securities LLC	(1,019)
06/04/2024	GBP	681,359	EUR	800,000	SG Americas Securities LLC	67
06/20/2024	GBP	24,078,566	EUR	28,250,000	SG Americas Securities LLC	5,416
07/10/2024	GBP	12,694,162	EUR	14,900,000	SG Americas Securities LLC	(18,248)
07/10/2024	GBP	2,000,000	JPY	396,957,000	SG Americas Securities LLC	9,030
06/03/2024	GBP	101,101,158	USD	128,369,155	SG Americas Securities LLC	460,696
06/04/2024	GBP	101,100,251	USD	128,485,276	SG Americas Securities LLC	344,240
06/20/2024	GBP	15,825,000	USD	20,036,330	SG Americas Securities LLC	130,764
07/10/2024	GBP	6,437,500	USD	8,188,185	SG Americas Securities LLC	16,476
06/20/2024	HUF	1,689,994,772	EUR	4,350,000	SG Americas Securities LLC	(22,103)
07/10/2024	HUF	155,916,752	EUR	400,000	SG Americas Securities LLC	(1,316)
07/10/2024	HUF	287,790,800	USD	800,000	SG Americas Securities LLC	163
06/20/2024	ILS	7,586,538	USD	2,050,000	SG Americas Securities LLC	(620)
06/03/2024	INR	519,656,652	USD	6,238,697	SG Americas Securities LLC	(13,680)
06/06/2024	INR	166,577,509	USD	2,000,000	SG Americas Securities LLC	(4,731)
06/10/2024	INR	423,709,255	USD	5,091,538	SG Americas Securities LLC	(16,987)
06/13/2024	INR	358,683,788	USD	4,300,000	SG Americas Securities LLC	(4,646)
06/14/2024	INR	365,516,793	USD	4,387,078	SG Americas Securities LLC	(10,039)
06/20/2024	INR	245,904,436	USD	2,950,000	SG Americas Securities LLC	(5,886)
07/03/2024	INR	1,424,213	USD	17,059	SG Americas Securities LLC	(15)
06/03/2024	JPY	41,760,231	AUD	400,000	SG Americas Securities LLC	(503)
06/03/2024	JPY	69,074,691	CAD	600,000	SG Americas Securities LLC	(823)
06/03/2024	JPY	173,548,163	CHF	1,000,000	SG Americas Securities LLC	(4,555)
06/20/2024	JPY	801,744,133	EUR	4,850,000	SG Americas Securities LLC	(153,198)
06/03/2024	JPY	7,096,302,280	USD	45,297,367	SG Americas Securities LLC	(153,965)
06/04/2024	JPY	211,577,590	USD	1,348,555	SG Americas Securities LLC	(2,395)
06/20/2024	JPY	1,013,248,000	USD	6,628,210	SG Americas Securities LLC	(165,156)
06/03/2024	KRW	11,720,916,900	USD	8,677,742	SG Americas Securities LLC	(210,925)
06/17/2024	KRW	11,639,167,314	USD	8,500,000	SG Americas Securities LLC	(85,611)
06/20/2024	KRW	12,680,072,431	USD	9,300,000	SG Americas Securities LLC	(131,502)
07/03/2024	KRW	137,417,000	USD	100,000	SG Americas Securities LLC	(565)
06/20/2024	MXN	352,152,405	USD	20,889,384	SG Americas Securities LLC	(201,013)
07/10/2024	MXN	64,000,000	USD	3,755,185	SG Americas Securities LLC	(7,509)
06/03/2024	NOK	5,706,723	EUR	500,000	SG Americas Securities LLC	1,143
06/04/2024	NOK	5,700,437	EUR	500,000	SG Americas Securities LLC	537
06/20/2024	NOK	229,313,753	EUR	19,900,000	SG Americas Securities LLC	246,566
06/03/2024	NOK	7,500,000	SEK	7,556,090	SG Americas Securities LLC	(3,505)
06/04/2024	NOK	7,000,000	SEK	7,029,922	SG Americas Securities LLC	(1,156)
07/10/2024	NOK	7,500,000	SEK	7,525,950	SG Americas Securities LLC	(1,327)
06/03/2024	NOK	1,909,590	USD	181,299	SG Americas Securities LLC	645
06/04/2024	NZD	4,763,516	AUD	4,400,000	SG Americas Securities LLC	267
06/05/2024	NZD	4,765,997	AUD	4,400,000	SG Americas Securities LLC	1,710
07/10/2024	NZD	4,774,048	AUD	4,400,000	SG Americas Securities LLC	3,541
07/10/2024	NZD	8,400,000	JPY	800,751,840	SG Americas Securities LLC	39,740
06/20/2024	NZD	22,339,000	USD	13,554,999	SG Americas Securities LLC	176,826
06/20/2024	PEN	2,226,914	USD	600,000	SG Americas Securities LLC	(2,393)
06/04/2024	PLN	427,399	EUR	100,000	SG Americas Securities LLC	(34)
06/20/2024	PLN	32,872,572	EUR	7,600,000	SG Americas Securities LLC	88,797
07/10/2024	PLN	3,837,159	EUR	900,000	SG Americas Securities LLC	(4,783)
06/03/2024	PLN	1,184,061	USD	301,490	SG Americas Securities LLC	(934)
06/04/2024	PLN	1,177,767	USD	300,000	SG Americas Securities LLC	(1,045)
07/10/2024	PLN	18,453,307	USD	4,700,000	SG Americas Securities LLC	(18,024)
06/03/2024	SEK	8,619,376	EUR	750,000	SG Americas Securities LLC	5,266
06/04/2024	SEK	5,714,879	EUR	500,000	SG Americas Securities LLC	535
06/20/2024	SEK	70,337,242	EUR	6,100,000	SG Americas Securities LLC	65,656
06/03/2024	SEK	7,532,860	NOK	7,500,000	SG Americas Securities LLC	1,298
07/10/2024	SEK	75,534,900	NOK	75,000,000	SG Americas Securities LLC	39,490
06/03/2024	SEK	29,632	USD	2,817	SG Americas Securities LLC	(1)
06/20/2024	SGD	2,496,000	USD	1,850,000	SG Americas Securities LLC	(937)
07/10/2024	SGD	810,071	USD	600,000	SG Americas Securities LLC	706
06/20/2024	THB	23,650,013	USD	650,000	SG Americas Securities LLC	(6,117)
06/20/2024	TWD	22,626,785	USD	700,000	SG Americas Securities LLC	65
06/03/2024	USD	24,427,195	AUD	36,825,239	SG Americas Securities LLC	(76,548)
06/04/2024	USD	465,683	AUD	701,588	SG Americas Securities LLC	(1,171)
06/20/2024	USD	19,043,867	AUD	28,945,000	SG Americas Securities LLC	(226,196)
07/10/2024	USD	1,525,478	AUD	2,300,000	SG Americas Securities LLC	(6,669)
06/20/2024	USD	10,300,000	BRL	53,162,825	SG Americas Securities LLC	197,225
06/03/2024	USD	35,333,215	CAD	48,274,358	SG Americas Securities LLC	(87,669)
06/20/2024	USD	46,580,656	CAD	63,530,285	SG Americas Securities LLC	(49,945)
07/10/2024	USD	9,303,856	CAD	12,700,000	SG Americas Securities LLC	(21,905)
06/03/2024	USD	20,631,281	CHF	18,789,114	SG Americas Securities LLC	(198,112)
06/04/2024	USD	20,777,559	CHF	18,793,919	SG Americas Securities LLC	(59,486)
06/20/2024	USD	44,890,809	CHF	40,522,683	SG Americas Securities LLC	(121,976)
06/10/2024	USD	600,000	CLP	552,894,000	SG Americas Securities LLC	(2,149)
06/13/2024	USD	100,000	CLP	91,752,000	SG Americas Securities LLC	80
06/14/2024	USD	200,000	CLP	184,380,340	SG Americas Securities LLC	(791)
06/21/2024	USD	3,750,000	CLP	3,521,149,266	SG Americas Securities LLC	(84,057)
06/03/2024	USD	1,400,000	CNH	10,154,924	SG Americas Securities LLC	1,806
06/04/2024	USD	800,000	CNH	5,811,809	SG Americas Securities LLC	(281)
06/20/2024	USD	8,900,000	CNH	64,194,313	SG Americas Securities LLC	48,749
07/10/2024	USD	10,600,000	CNH	76,813,046	SG Americas Securities LLC	(7,388)
06/06/2024	USD	500,000	COP	1,962,797,433	SG Americas Securities LLC	(7,537)
06/07/2024	USD	100,000	COP	383,174,684	SG Americas Securities LLC	936
07/10/2024	USD	100,000	CZK	2,287,608	SG Americas Securities LLC	(578)
06/03/2024	USD	41,894,834	EUR	38,805,167	SG Americas Securities LLC	(215,448)
06/04/2024	USD	41,995,340	EUR	38,805,167	SG Americas Securities LLC	(116,575)
06/20/2024	USD	22,303,285	EUR	20,640,000	SG Americas Securities LLC	(112,027)
06/03/2024	USD	128,484,659	GBP	101,100,251	SG Americas Securities LLC	(344,036)
06/04/2024	USD	622,310	GBP	488,763	SG Americas Securities LLC	(508)
06/20/2024	USD	15,708,168	GBP	12,514,000	SG Americas Securities LLC	(239,447)
06/20/2024	USD	2,000,000	IDR	32,434,954,346	SG Americas Securities LLC	4,521
06/20/2024	USD	2,550,000	ILS	9,476,637	SG Americas Securities LLC	(9,960)
07/10/2024	USD	2,100,000	ILS	7,803,602	SG Americas Securities LLC	(9,794)
06/03/2024	USD	6,221,384	INR	519,656,652	SG Americas Securities LLC	(3,633)
06/06/2024	USD	2,000,000	INR	167,053,338	SG Americas Securities LLC	(968)
06/10/2024	USD	5,091,538	INR	425,623,052	SG Americas Securities LLC	(5,933)
06/13/2024	USD	4,300,000	INR	359,401,310	SG Americas Securities LLC	(3,947)
06/14/2024	USD	4,387,078	INR	366,669,040	SG Americas Securities LLC	(3,759)
06/20/2024	USD	1,300,000	INR	108,586,936	SG Americas Securities LLC	(67)
06/24/2024	USD	7,415,958	INR	618,174,525	SG Americas Securities LLC	15,767
06/28/2024	USD	7,796,964	INR	649,398,945	SG Americas Securities LLC	23,996
07/03/2024	USD	4,300,000	INR	358,932,610	SG Americas Securities LLC	4,480
07/05/2024	USD	4,387,078	INR	365,778,332	SG Americas Securities LLC	9,928
06/03/2024	USD	45,087,843	JPY	7,097,541,129	SG Americas Securities LLC	(63,440)
06/04/2024	USD	45,322,345	JPY	7,099,159,200	SG Americas Securities LLC	154,033
06/20/2024	USD	45,851,757	JPY	7,055,254,648	SG Americas Securities LLC	849,455
07/10/2024	USD	5,207,000	JPY	812,500,000	SG Americas Securities LLC	8,093
06/03/2024	USD	8,500,000	KRW	11,720,916,900	SG Americas Securities LLC	33,183
06/17/2024	USD	8,500,000	KRW	11,468,200,000	SG Americas Securities LLC	209,209
06/20/2024	USD	12,500,000	KRW	17,119,671,321	SG Americas Securities LLC	121,390
06/24/2024	USD	3,500,000	KRW	4,756,583,151	SG Americas Securities LLC	59,888
07/03/2024	USD	5,000,000	KRW	6,872,576,900	SG Americas Securities LLC	26,989
07/05/2024	USD	100,000	KRW	137,798,237	SG Americas Securities LLC	278
06/20/2024	USD	2,711,547	MXN	46,056,707	SG Americas Securities LLC	5,792
06/03/2024	USD	180,835	NOK	1,908,102	SG Americas Securities LLC	(967)
06/04/2024	USD	200,000	NOK	2,098,673	SG Americas Securities LLC	36
07/10/2024	USD	4,500,000	NOK	47,408,411	SG Americas Securities LLC	(21,300)
06/20/2024	USD	19,181,978	NZD	32,049,000	SG Americas Securities LLC	(518,601)
07/10/2024	USD	4,462,081	NZD	7,300,000	SG Americas Securities LLC	(25,224)
06/20/2024	USD	1,500,000	PEN	5,622,647	SG Americas Securities LLC	(8,875)
06/20/2024	USD	1,950,000	PHP	112,481,161	SG Americas Securities LLC	28,824
06/03/2024	USD	300,000	PLN	1,184,061	SG Americas Securities LLC	(556)
07/10/2024	USD	4,700,000	SEK	49,870,788	SG Americas Securities LLC	(48,527)
06/20/2024	USD	5,700,000	SGD	7,724,459	SG Americas Securities LLC	(22,358)
06/20/2024	USD	4,000,000	THB	147,236,335	SG Americas Securities LLC	(8,579)
07/10/2024	USD	3,700,000	TRY	124,197,930	SG Americas Securities LLC	(12,046)
06/13/2024	USD	2,500,000	TWD	80,933,140	SG Americas Securities LLC	(2,043)
06/20/2024	USD	4,050,000	TWD	131,267,926	SG Americas Securities LLC	(11,387)
06/28/2024	USD	400,000	TWD	12,891,050	SG Americas Securities LLC	790
07/03/2024	USD	200,000	TWD	6,488,000	SG Americas Securities LLC	(1,036)
07/05/2024	USD	100,000	TWD	3,247,600	SG Americas Securities LLC	(653)
06/20/2024	USD	850,000	ZAR	15,852,629	SG Americas Securities LLC	7,521
07/10/2024	USD	1,400,000	ZAR	26,098,556	SG Americas Securities LLC	15,393
06/04/2024	ZAR	7,512,785	USD	400,000	SG Americas Securities LLC	(192)
06/20/2024	ZAR	73,764,332	USD	4,000,000	SG Americas Securities LLC	(79,837)
Total Unrealized Appreciation (Depreciation)						$(13,783)

AUD - Australian Dollar
BRL - Brazilian Real
CAD - Canadian Dollar
CHF - Swiss Franc
CLP - Chilean Peso
CNH - Chinese Offshore Renminbi
COP - Colombian Peso
CZK - Czech Republic Koruna
EUR - Euro
GBP - British Pound
HUF - Hungarian Forint
ILS - Israeli Shekel
INR - Indian Rupee
JPY - Japanese Yen
KRW - South Korean Won
MXN - Mexican Peso
NOK - Norwegian Krone
NZD - New Zealand Dollar
PEN - Peruvian Sol
PLN - Polish Zloty
SEK - Swedish Krona
SGD - Singapore Dollar
THB - Thai Baht
TWD - New Taiwan Dollar
USD - United States Dollar
ZAR - South African Rand

PORTFOLIO VALUATION - The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sales price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close. Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. Forward currency exchange contracts are valued by interpolating between spot and forward currency rates as quoted by an independent pricing service. Futures contracts are generally valued using the settlement price determined by the relevant exchange. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the RBB, Fund, Inc.’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS - The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

Level 1 -	Prices are determined using quoted prices in active markets for identical securities.
Level 2 -	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 -	Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of Returns the end of the date range, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Bills	748,614,939	–	–	748,614,939
Total Investments	748,614,939	–	–	748,614,939

Other Financial Instruments*:
Futures	56,626,124	–	–	56,626,124
Forwards	–	5,540,887	–	5,540,887
Total Other Financial Instruments	56,626,124	5,540,887	–	62,167,011

Liabilities:
Other Financial Instruments*:
Futures	(41,161,321)	–	–	(41,161,321)
Forwards	–	(5,554,670)	–	(5,554,670)
Total Other Financial Instruments	(41,161,321)	(5,554,670)	–	(46,715,991)

* The fair value of the Fund's investment represents the net unrealized appreciation (depreciation) as of May 31, 2024.

Refer to the Consolidated Schedule of Investments for additional information.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers are disclosed if the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended May 31, 2024, the Fund had no Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent annual report or prospectus filed with the Securities and Exchange Commission.